SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                  DWS RREEF Global Real Estate Securities Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

John F. Robertson, CFA                   John Hammond
Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
Management and Lead Portfolio Manager    Management and Portfolio Manager of
of the fund.                             the fund.
o   Joined RREEF in 1997, Deutsche       o   Joined RREEF and Deutsche Asset
    Asset Management in 2002 and the         Management in 2004 and the fund
    fund in 2006.                            in 2006.
o   Prior to that, Assistant Vice        o   Prior to that, Director at
    President of Lincoln Investment          Schroder Property Investment
    Management responsible for REIT          Management; Director at Henderson
    research.                                Global Investors.
o   Over 15 years of investment          o   Over 14 years of investment
    industry experience.                     industry experience.
o   BA, Wabash College; MBA, Indiana     o   BSc, University of Reading, UK.
    University.
                                         Kurt Klauditz
Daniel Ekins                             Director of Deutsche Asset Management
Managing Director of Deutsche Asset      and Portfolio Manager of the fund.
Management and Portfolio Manager of      o   Joined Deutsche Asset Management
the fund.                                    in 2000 and the fund in 2006.
o   Joined RREEF in 1997, Deutsche       o   Head of Liquid Assets and
    Asset Management in 2002 and the         Financing: Germany.
    fund in 2006.                        o   Prior to that, senior positions
o   Over 20 years of investment              at Sal. Oppenhein, Paribas
    industry experience.                     Capital Markets London, DG Bank
o   BS, University of South Australia.       Luxembourg and Shearson Lehman
                                             Hamburg.
                                         o   Over 15 years of investment
                                             industry experience.




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

William Leung                            John W. Vojticek
Vice President of Deutsche Asset         Managing Director of Deutsche Asset
Management and Portfolio Manager         Management and Portfolio Manager of
of the fund.                             the fund.
o   Joined Deutsche Asset Management     o   Joined RREEF and Deutsche
    in 2000 and the fund in 2006.            Asset Management in 2004 and
o   Prior to that, equity research           the fund in 2006.
    analyst focusing on Hong Kong and    o   Prior to that, Principal at KG
    China at Merrill Lynch and UBS           Redding and Associates, March
    Warburg.                                 2004-September 2004.
o   Over nine years of investment        o   Prior to that, Managing Director
    industry experience.                     of RREEF from 1996-March 2004
o   MBA, Hong Kong University of             and Deutsche Asset Management
    Science & Technology.                    from 2002-March 2004.
                                         o   Ten years of investment industry
                                             experience.
                                         o   BS, University of Southern
                                             California.
















               Please Retain This Supplement for Future Reference




November 21, 2006
DRGREF-3600